UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Allowance for credit loss	$ 657,014	$ 382,731	$ 529,003
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	22,000,000	22,000,000
Ordinary shares, outstanding (in shares)	22,000,000	22,000,000
Non-related party
Allowance for credit loss	$ 657,014	$ 382,731
Class A
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	470,000,000	470,000,000
Ordinary shares, issued (in shares)	20,822,675	20,822,675
Ordinary shares, outstanding (in shares)	20,822,675	20,822,675
Class B
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	30,000,000	30,000,000
Ordinary shares, issued (in shares)	1,177,325	1,177,325
Ordinary shares, outstanding (in shares)	1,177,325	1,177,325